Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Other Intangible Assets [Abstract]
Other Intangible Assets

Note 10—Other Intangible Assets

The changes in the carrying amount of other intangibles for the years ended December 31, 2011 and 2010 consisted of the following:

(Dollar amounts in thousands)		December 31, 2011
	Useful life in years	Gross amount	Accumulated amortization	Net carrying amount
Customer Relationships	14	$313,543	$(28,372)	$285,171
Trademark	10-14	39,950	(4,330)	35,620
Software packages	3-5	106,865	(30,569)	76,296
Non-Compete Agreement	15	56,539	(4,712)	51,827

		$516,897	$(67,983)	$448,914

(Dollar amounts in thousands)		December 31, 2010
	Useful life in years	Gross amount	Accumulated amortization	Net carrying amount
Customer Relationships	14	$313,768	$(5,740)	$308,028
Trademark	10-14	39,950	(866)	39,084
Software packages	3-5	93,905	(5,998)	87,907
Non-Compete Agreement	15	56,539	(942)	55,597

		$504,162	$(13,546)	$490,616

The estimated amortization expenses of balances outstanding at December 31, 2011 for the next five years are as follows:

(Dollar amounts in thousands)
Year end December 31,
2012	$54,153
2013	48,624
2014	43,336
2015	39,512
2016	32,198

Amortization expense related to intangibles was $54.6 million for the year ended December 31, 2011, $13.6 million for the three months ended December 31, 2010, $9.1 million for the nine months ended September 30, 2010 and $10.9 million for the year ended December 31, 2009. Amortization expense related to software costs was $24.7 million for the year ended December 31, 2011, $6.0 million for the three months ended December 31, 2010, $8.5 million for the nine months ended September 30, 2010 and $10.1 million for the year ended December 31, 2009.

See Note 3 for additional information related to intangible assets recorded in connection with the Merger.